FINANCIAL INSTRUMENTS AND FINANCIAL RISK MANAGEMENT - Liquidity Risk (Details) - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
Credit-risk rating
Carrying amount, financial liabilities	€ 48,244	€ 162,860
Liquidity Risk | Lease liabilities
Credit-risk rating
Carrying amount, financial liabilities	11,025	1,476
Liquidity Risk | Borrowings (including embedded derivatives)
Credit-risk rating
Carrying amount, financial liabilities	52,835	161,432
Liquidity Risk | Loans from banks
Credit-risk rating
Carrying amount, financial liabilities	1,225	12,221
Liquidity Risk | Loans from debt funds
Credit-risk rating
Carrying amount, financial liabilities		99,783
Liquidity Risk | Loans from other third parties
Credit-risk rating
Carrying amount, financial liabilities	2,778	3,702
Liquidity Risk | Loans from shareholders
Credit-risk rating
Carrying amount, financial liabilities	32,106	28,394
Liquidity Risk | Loans from other related parties
Credit-risk rating
Carrying amount, financial liabilities	16,726	17,332
Liquidity Risk | Trade payables and other liabilities
Credit-risk rating
Carrying amount, financial liabilities	25,899	25,400
Liquidity Risk | Not later than 1 year | Lease liabilities
Credit-risk rating
Carrying amount, financial liabilities	2,073	564
Liquidity Risk | Not later than 1 year | Borrowings (including embedded derivatives)
Credit-risk rating
Carrying amount, financial liabilities	26,053	111,517
Liquidity Risk | Not later than 1 year | Loans from banks
Credit-risk rating
Carrying amount, financial liabilities	1,225	12,221
Liquidity Risk | Not later than 1 year | Loans from debt funds
Credit-risk rating
Carrying amount, financial liabilities		73,262
Liquidity Risk | Not later than 1 year | Loans from other third parties
Credit-risk rating
Carrying amount, financial liabilities		3,702
Liquidity Risk | Not later than 1 year | Loans from shareholders
Credit-risk rating
Carrying amount, financial liabilities	8,102	5,000
Liquidity Risk | Not later than 1 year | Loans from other related parties
Credit-risk rating
Carrying amount, financial liabilities	16,726	17,332
Liquidity Risk | Not later than 1 year | Trade payables and other liabilities
Credit-risk rating
Carrying amount, financial liabilities	25,899	25,400
Liquidity Risk | Later than 1 year and not later than 2 years | Lease liabilities
Credit-risk rating
Carrying amount, financial liabilities	1,822	465
Liquidity Risk | Later than 1 year and not later than 2 years | Borrowings (including embedded derivatives)
Credit-risk rating
Carrying amount, financial liabilities	26,781	49,914
Liquidity Risk | Later than 1 year and not later than 2 years | Loans from debt funds
Credit-risk rating
Carrying amount, financial liabilities		26,521
Liquidity Risk | Later than 1 year and not later than 2 years | Loans from other third parties
Credit-risk rating
Carrying amount, financial liabilities	2,778
Liquidity Risk | Later than 1 year and not later than 2 years | Loans from shareholders
Credit-risk rating
Carrying amount, financial liabilities	24,004	23,394
Liquidity Risk | Later than 2 year and not later than five years | Lease liabilities
Credit-risk rating
Carrying amount, financial liabilities	3,372	€ 446
Liquidity Risk | Later than 5 years | Lease liabilities
Credit-risk rating
Carrying amount, financial liabilities	€ 3,758